CAPITALIZED SOFTWARE DEVELOPMENT COSTS, NET	12 Months Ended
Dec. 31, 2014
Research and Development [Abstract]
CAPITALIZED SOFTWARE DEVELOPMENT COSTS
NOTE 6:	CAPITALIZED SOFTWARE DEVELOPMENT COSTS, NET

The changes in capitalized software development costs during the year ended December 31, 2013 and 2014 were as follows:

	Year ended December 31,
	2013	2014

Balance at the beginning of the year	$17,494	$19,704

Capitalization	5,392	6,094
Amortization	(4,500)	(4,926)
Functional currency translation adjustments	1,318	(2,192)

Balance at the year end	$19,704	$18,680

Amortization of capitalized software development costs for 2012, 2013 and 2014, was $  3,758, $ 4,500 and $ 4,926, respectively. Amortization expense is included in cost of revenues.